Summary of Business and Significant Accounting Policies - Impact of Accounting Change Retrospectively adopted on Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred commissions	$ 955	[1]	$ 404	[1]
Total current assets	18,231	[1]	22,250	[1]
Deferred commissions, net of current portion	643	[1]	99	[1]
Total assets	27,943	[1]	28,727	[1]
Accumulated deficit	(322,018)	[1]	(318,196)	[1]
Total stockholders' equity	3,913	[1]	6,515	[1]	(3,521)	[1]	(3,493)	[1]
Total liabilities and stockholders' equity	27,943	[1]	28,727	[1]
As Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total current assets	17,276		21,846
Total assets	26,345		28,224
Accumulated deficit	(323,616)		(318,699)
Total stockholders' equity	2,315		6,012
Total liabilities and stockholders' equity	26,345		28,224
Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred commissions	955		404
Total current assets	955		404
Deferred commissions, net of current portion	643		99
Total assets	1,598		503
Accumulated deficit	1,598		503
Total stockholders' equity	1,598		503
Total liabilities and stockholders' equity	$ 1,598		$ 503

[1]	As Adjusted, see Note 1.